Reporting entity	12 Months Ended
Dec. 31, 2020
Reporting entity
Reporting entity

1.    Reporting entity

(a)Organization and operations

HeadHunter Group PLC (the “Company”), together with its subsidiaries (the “Group”, “We”, “Our”, “Ours”), is Russia’s leading online recruiting website hh.ru. We help employers and job seekers in Russia connect with each other. We also operate in Belarus, Kazakhstan and other countries.

The Company’s registered address is 42 Dositheou Street, Strovolos, Nicosia, Cyprus and business address is 9/10 Godovikova str., Moscow, Russia.

The Company changed its name from Zemenik Trading Limited to HeadHunter Group PLC on March 1, 2018.

On May 8, 2019 the Group completed the initial public offering of American Depositary Shares, or ADSs. Each ADS represents one ordinary share of the Group. The Group’s existing shareholders have offered 16,304,348 of the Group’s ADSs in this offering. The initial public offering price was $13.50 per ADS. On May 10, 2019 the underwriters exercised their option to purchase 2,445,652 additional ADSs from the existing shareholders at the public offering price, less the underwriting discount.

On July 20, 2020 the Group completed the secondary public offering of 5,000,000 ADSs, each representing one ordinary share of the Group, offered by ELQ Investors VIII Limited, an investment vehicle associated with The Goldman Sachs Group, Inc. at a public offering price of $20.25 per share. On August 13, 2020 the underwriters exercised their option to purchase 510,217 additional ADSs from ELQ Investors VIII Limited at the public offering price, less the underwriting discount.

After completion of the initial public offering and secondary public offering, Highworld Investments Limited and ELQ Investors VIII Limited collectively have 51.15% of the Group’s voting shares.

The ADSs are listed on The Nasdaq Global Select Market under the symbol “HHR” and on Moscow Stock Exchange under the symbol “HHRU”.

On June 19, 2019 the Group has obtained a Russian tax residency status. As a Russian tax resident, the Group is subject to the Russian Tax Code requirements.

(b)Business environment

The Group’s operations are primarily located in the Russian Federation. Consequently, the Group is exposed to the economic and financial markets of the Russian Federation, which display the characteristics of an emerging market. The legal, tax and regulatory frameworks continue development, but are subject to varying interpretations and frequent changes which contribute together with other legal and fiscal impediments to the challenges faced by entities operating in the Russian Federation.

Starting in 2014, the United States of America, the European Union and some other countries have imposed and expanded economic sanctions against a number of Russian individuals and legal entities. The imposition of the sanctions has led to increased economic uncertainty, including more volatile equity markets, a depreciation of the Russian rouble, a reduction in both local and foreign direct investment inflows and a significant tightening in the availability of credit. As a result, some Russian entities may experience difficulties accessing the international equity and debt markets and may become increasingly dependent on state support for their operations. The longer-term effects of the imposed and possible additional sanctions are difficult to determine.

This consolidated financial statements reflect management’s assessment of the impact of the Russian business environment on the operations and the financial position of the Group. The future business environment may differ from management’s assessment.

(c)The COVID-19 pandemic

In March 2020, the World Health Organization declared the spread of COVID-19 virus a global pandemic.

Measures taken to curb spread of the disease, such as a lock-down in Moscow and a nation-wide period of non-working days, led to a decrease in the number of job postings and the number of new CV database subscriptions in the second quarter of 2020. As a response to the decrease in revenue, we implemented temporary cost-cutting initiatives, including putting all non-essential hiring, capital expenditure, and other expenses on hold. Following easing of restrictions in May 2020, we saw gradual recovery of our KPIs in the third quarter of 2020. Even though the spike in the number of new cases in the fourth quarter of 2020 was comparable to that of a second quarter of 2020, less severe restrictions were in place in Russia, and we did not experience similar decrease in our KPIs in the fourth quarter 2020.

We see no specific impact of COVID-19 on our financial position as at December 31, 2020. Recent developments in the first quarter of 2021, as of the date these consolidated financial statements were authorized for issuance, also do not indicate specific impact of COVID-19 on our financial position.

Our liquidity analysis based on our recent performance and current estimates shows that we have adequate resources to finance our operations for the foreseeable future.

Our financial position, results and liquidity may be affected in the future by any further adverse developments related to COVID-19.